<SEC-DOCUMENT>
<SEQUENCE>1
<FILENAME>r13f1q07a-a.txt


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [ X ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Winslow Capital Management, Inc.
Address: 	4720 IDS Tower
         	80 South Eighth Street
         	Minneapolis, MN 55402

13F File Number:  28-03676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stacey Newstrum
Title:     Trader
Phone:     612-376-9121
Signature, Place, and Date of Signing:

     /s/ Stacey Newstrum     Minneapolis, MN     October 31, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     57

Form13F Information Table Value Total:     $1,719,503 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

										                      Voting Authority
	Class				Value		Shs/		Sh/ Put/  Inv	Other
Issuer Name	Title	CUSIP		(x$1000)	Prn Amt		Prn Call  Dsn	Mgrs	Sole    Shared	  None
AKAMAI TECH	COM	00971T101	16,249		325,500		SH	 Sole		282,800		42,700
ALCON INC	COM	H01301102	35,374		268,350		SH	 Sole		233,250		35,100
ALLERGAN	COM	018490102	25,261		227,950		SH	 Sole		197,950		30,000
AMRCA MV ADR	COM	02364W105	52,606	      1,100,780		SH	 Sole		973,580	       127,200
AMRCN EXPRESS	COM	025816109	35,575		630,770		SH	 Sole		548,370		82,400
APPLE INC	COM	037833100	55,267		594,840		SH	 Sole		515,940		78,900
AUTODESK	COM	052769106	17,589		467,800		SH	 Sole		406,300		61,500
BROADCM CL A	COM	111320107	17,150		534,770		SH	 Sole		466,570		68,200
CARMAX INC	COM	143130102	12,403		505,440		SH	 Sole		438,440		67,000
CB RCHD ELS A	COM	12497T101	16,899		494,400		SH	 Sole		432,500		61,900
CHICAGO MERC	COM	167760107	32,842		 61,680		SH	 Sole		 53,680		 8,000
CISCO SYS	COM	17275R102	66,680	      2,611,820		SH	 Sole	      2,268,820	       343,000
COACH INC	COM	189754104	25,978	 	519,050		SH	 Sole		449,550		69,500
COMCAST CL A	COM	20030N200	30,731	      1,206,572		SH	 Sole	      1,049,222	       157,350
CORNING INC	COM	219350105	24,453	      1,075,323		SH	 Sole		937,023	       138,300
CVS/CAREMRK	COM	126650100	21,127		618,820		SH	 Sole		536,020		82,800
DANAHER CORP	COM	235851102	49,390		691,259		SH	 Sole		602,359		88,900
ECOLAB INC	COM	278865100	14,282		332,150		SH	 Sole		286,750		45,400
F5 NETWORKS INC	COM	315616102	15,370		230,500		SH	 Sole		199,900		30,600
FASTENAL CO	COM	311900104	20,030		571,468		SH	 Sole		496,268		75,200
FRANKLIN RSRCS	COM	354613101	54,952		454,787		SH	 Sole		394,887		59,900
GENENTECH INC	COM	368710406	43,589		530,797		SH	 Sole		461,297		69,500
GENERAL EL	COM	369604103	49,152	      1,390,035		SH	 Sole	      1,207,035	       183,000
GILEAD SCIENCE	COM	375558103	31,646		412,870		SH	 Sole		358,470		54,400
GOLDMAN SACHS	COM	38141G104	62,521		302,573		SH	 Sole		262,973		39,600
GOOGLE CL A	COM	38259P508	52,244		114,030		SH	 Sole		 98,930		15,100
HEWLETT-PCKRD	COM	428236103	26,132		651,020		SH	 Sole		566,120		84,900
INTRCTL EXG	COM	45865V100	19,163		156,800		SH	 Sole		136,200		20,600
INT GAME TECH	COM	459902102	24,805		614,300		SH	 Sole		533,400		80,900
INTUITV SURG	COM	46120E602	26,010		213,950		SH	 Sole		185,550		28,400
KOHLS CORP	COM	500255104	21,333		278,460		SH	 Sole		241,860		36,600
MARVELL TECH	COM	G5876H105	23,307	      1,386,480		SH	 Sole	      1,203,680	       182,800
MASTRCRD  A	COM	57636Q104	18,061		170,000		SH	 Sole		147,000		23,000
MCKESSON	COM	58155Q103	28,307		483,550		SH	 Sole		421,350		62,200
MERRILL LYNCH	COM	590188108	18,737		229,421		SH	 Sole		198,921		30,500
MICROSOFT	COM	594918104	36,839	      1,321,810		SH	 Sole	      1,146,910	       174,900
MONSANTO CO	COM	61166W101	17,357		315,810		SH	 Sole		274,110		41,700
MOODY'S CORP	COM	615369105	13,616		219,400		SH	 Sole		189,700		29,700
NETWORK APP	COM	64120L104	23,546		644,731		SH	 Sole		558,931		85,800
NII HOLDINGS	COM	62913F201	42,137		568,040		SH	 Sole		488,240		79,800
NOKIA ADR	COM	654902204	17,859		779,200		SH	 Sole		687,400		91,800
NYMEX HLDNGS	COM	62948N104	17,461		128,620		SH	 Sole		112,120		16,500
PAYCHEX INC	COM	704326107	34,346		906,948		SH	 Sole		787,948	       119,000
PRCTR & GMBL    COM     742718109       53,645          849,354         SH       Sole           737,054        112,300
QUALCOMM 	COM	747525103	55,847	      1,309,129		SH	 Sole	      1,136,329	       172,800
ROCKWELL COLL	COM	774341101	21,475		320,860		SH	 Sole		278,960		41,900
SALESFRC.COM	COM	79466L302	17,250		402,840		SH	 Sole		351,140		51,700
SCHLUMBERGER	COM	806857108	19,724		285,440		SH	 Sole		247,540		37,900
STHWSTRN ENGY	COM	845467109	54,721	      1,335,310		SH	 Sole	      1,162,010	       173,300
STARBUCKS 	COM	855244109	13,833		441,100		SH	 Sole		383,100		58,000
T ROWE PRICE	COM	74144T108	16,101		341,190		SH	 Sole		295,890		45,300
TARGET CORP	COM	87612E106	27,545		464,810		SH	 Sole		403,610		61,200
THMO FSHR SCI	COM	883556102	19,479		416,662		SH	 Sole		361,262		55,400
UNITED TECH	COM	913017109	51,111		786,320		SH	 Sole		682,820	       103,500
WALGREEN CO	COM	931422109	35,380		770,965		SH	 Sole		669,265	       101,700
WELLPOINT	COM	94973V107	20,997		258,900		SH	 Sole		224,500		34,400
WYETH       	COM	983024100	24,020		480,110		SH	 Sole		417,460		62,650
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</SEC-DOCUMENT>